DERIVATIVE LIABILITIES (Details) - USD ($)	3 Months Ended	12 Months Ended
	Apr. 30, 2021	Jan. 31, 2021	Jan. 31, 2020
Balance, at begnning	$ 213,741	$ 2,611,125
Changes due to Conversion of Notes Payable		20,185	$ 755,253
Balance, at ending	792,218
Significant Unobservable Inputs (Level 3) [Member]
Balance, at begnning	213,741	2,611,125	2,041,260
Changes due to Issuance of New Convertible Notes		264,487	1,212,189
Reduction of derivative due to extinguishment or repayment		(3,470,300)	(67,623)
Changes due to Conversion of Notes Payable		(20,185)	(755,253)
Settlement due to Repayment of Debt	(60,597)
Mark to Market Change in Derivatives	(4,187)	828,614	180,552
Balance, at ending	$ 148,957	$ 213,741	$ 2,611,125